Note 5 - Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of components of cash and cash equivalents and restricted cash [text block]

	December 31, 2017	December 31, 2016

Components of cash and restricted cash:
Cash	$2,474	$2,457
Restricted cash	115	115
	$2,589	$2,572